Unconsolidated Structured Entity - Summary Size of the Unconsolidated Structured Entities and the Risks Associated With Its Interests in Unconsolidated Structured Entities (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Structured financing
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity	₩ 172,510,235	₩ 157,770,828
Assets recognised in entity's financial statements in relation to structured entities	12,722,763	11,574,212
Liabilities recognised in entity's financial statements in relation to structured entities	2,703,535	2,517,952
Maximum exposure	17,866,667	14,139,978
Assets held	12,722,763	11,574,212
Purchase and investment commitments	15,112	36,332
Unused credit	2,006,957	1,554,565
Acceptances and guarantees and loan commitments	₩ 3,121,835	₩ 974,869
Methods of determining the maximum exposure	Loan commitments / investment agreements / purchase commitments and acceptances and guarantees	Loan commitments / investment agreements / purchase commitments and acceptances and guarantees
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Structured financing | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	₩ 94,366	₩ 61,079
Structured financing | Derivative financial assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		0
Structured financing | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	12,622,160	11,508,337
Structured financing | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		0
Structured financing | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	6,237	4,796
Structured financing | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	2,696,094	2,512,650
Structured financing | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		0
Structured financing | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	7,441	5,302
Investment funds
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity	1,877,784,511	1,934,544,704
Assets recognised in entity's financial statements in relation to structured entities	19,902,053	18,865,098
Liabilities recognised in entity's financial statements in relation to structured entities	6,513	127,176
Maximum exposure	25,937,750	25,196,063
Assets held	19,902,053	18,865,098
Purchase and investment commitments	6,025,252	6,300,397
Unused credit	10,445	30,568
Acceptances and guarantees and loan commitments	₩ 0	₩ 0
Methods of determining the maximum exposure	Investments / loans and Investment agreements	Investments / loans and Investment agreements
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Investment funds | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	₩ 18,414,039	₩ 17,801,830
Investment funds | Derivative financial assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	545	4,111
Investment funds | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	688,991	528,738
Investment funds | Investments in associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	793,913	489,021
Investment funds | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	4,565	41,398
Investment funds | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	6,461	117,624
Investment funds | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	8,788
Investment funds | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	52	764
Trusts
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity	7,173,093	6,013,014
Assets recognised in entity's financial statements in relation to structured entities	1,749,117	1,406,948
Liabilities recognised in entity's financial statements in relation to structured entities	0	0
Maximum exposure	1,785,505	1,434,651
Assets held	1,749,117	1,406,948
Purchase and investment commitments	35,815	27,130
Unused credit	573	573
Acceptances and guarantees and loan commitments	₩ 0	₩ 0
Methods of determining the maximum exposure	Trust paying dividends by results: Total amount of trust exposure	Trust paying dividends by results: Total amount of trust exposure
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Trusts | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	₩ 231,866	₩ 152,629
Trusts | Derivative financial assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		0
Trusts | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	327,621	100,087
Trusts | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	1,189,630	1,154,232
Trusts | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	0
Asset-backed securitization and others
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity	210,559,474	160,056,159
Assets recognised in entity's financial statements in relation to structured entities	16,990,596	17,889,414
Liabilities recognised in entity's financial statements in relation to structured entities	465,984	356,907
Maximum exposure	22,499,848	23,252,374
Assets held	16,990,596	17,889,414
Purchase and investment commitments	2,317,179	1,046,568
Unused credit	2,802,632	3,788,715
Acceptances and guarantees and loan commitments	₩ 389,441	₩ 527,677
Methods of determining the maximum exposure	Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees	Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Asset-backed securitization and others | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	₩ 4,363,220	₩ 4,432,933
Asset-backed securitization and others | Derivative financial assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	0	7,742
Asset-backed securitization and others | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	3,577,076	2,998,984
Asset-backed securitization and others | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	9,031,801	10,438,641
Asset-backed securitization and others | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	18,499	11,114
Asset-backed securitization and others | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	460,470	355,442
Asset-backed securitization and others | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	0
Asset-backed securitization and others | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	5,514	1,465
Nature
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity	2,268,027,313	2,258,384,705
Assets recognised in entity's financial statements in relation to structured entities	51,364,529	49,735,672
Liabilities recognised in entity's financial statements in relation to structured entities	3,176,032	3,002,035
Maximum exposure	68,089,770	64,023,066
Assets held	51,364,529	49,735,672
Purchase and investment commitments	8,393,358	7,410,427
Unused credit	4,820,607	5,374,421
Acceptances and guarantees and loan commitments	₩ 3,511,276	₩ 1,502,546
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Nature | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	₩ 23,103,491	₩ 22,448,471
Nature | Derivative financial assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	545	11,853
Nature | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	17,215,848	15,136,146
Nature | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	9,031,801	10,438,641
Nature | Investments in associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	793,913	489,021
Nature | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	1,218,931	1,211,540
Nature | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	3,163,025	2,985,716
Nature | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	0	8,788
Nature | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities	₩ 13,007	₩ 7,531